financial instruments - Market risks (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Net income sensitivity to increase in risk variable	$ (6)	$ (9)
Other comprehensive income sensitivity to increase in risk variable	14	7
Comprehensive income sensitivity to increase in risk variable	8	(2)
Net income sensitivity to decrease in risk variable	6	9
Other comprehensive income sensitivity to decrease in risk variable	(14)	(7)
Comprehensive income sensitivity to decrease in risk variable	$ (8)	$ 2
Wind discount risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Net income sensitivity to increase in risk variable	$ (24)	$ (43)
Comprehensive income sensitivity to increase in risk variable	(24)	(43)
Net income sensitivity to decrease in risk variable	24	43
Comprehensive income sensitivity to decrease in risk variable	$ 24	$ 43
Solar premium risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Net income sensitivity to increase in risk variable	$ 14	$ 26
Comprehensive income sensitivity to increase in risk variable	14	26
Net income sensitivity to decrease in risk variable	(14)	(26)
Comprehensive income sensitivity to decrease in risk variable	$ (14)	$ (26)
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ (7)	$ (6)
Other comprehensive income sensitivity to increase in risk variable	112	110
Comprehensive income sensitivity to increase in risk variable	105	104
Net income sensitivity to decrease in risk variable	7	6
Other comprehensive income sensitivity to decrease in risk variable	(112)	(110)
Comprehensive income sensitivity to decrease in risk variable	(105)	(104)
Canadian Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(6)	(9)
Other comprehensive income sensitivity to increase in risk variable	76	79
Comprehensive income sensitivity to increase in risk variable	70	70
Net income sensitivity to decrease in risk variable	6	9
Other comprehensive income sensitivity to decrease in risk variable	(79)	(82)
Comprehensive income sensitivity to decrease in risk variable	$ (73)	$ (73)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ 13	$ 12
Other comprehensive income sensitivity to increase in risk variable	(72)	(68)
Comprehensive income sensitivity to increase in risk variable	(59)	(56)
Net income sensitivity to decrease in risk variable	(13)	(12)
Other comprehensive income sensitivity to decrease in risk variable	72	68
Comprehensive income sensitivity to decrease in risk variable	59	56
U.S. Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	(62)	(72)
Comprehensive income sensitivity to increase in risk variable	(62)	(72)
Other comprehensive income sensitivity to decrease in risk variable	65	75
Comprehensive income sensitivity to decrease in risk variable	$ 65	$ 75